Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Allowance for credit losses	0		0		0	$ 0
Inventory	1,256,862		$ 1,256,862		1,256,862	1,256,862
Capitalized shipping costs					$ 256,862
Deposit						$ 1,000,000
Initial deposits							$ 1,000,000
Other Research and Development Expense							$ 210,000
Treasury stock recorded shares			750		750	750
Aggregate cost	375		$ 375		$ 375	$ 375
Deferred revenues	120,000		120,000		66,330	24,664
Marketing and advertising costs	64,408	$ 30,378	189,193	$ 76,260	122,163	$ 60,298
FDIC insured excess amount	636,011		636,011		0
Research development and technology transfer fees [Member]
Research development	$ 700,000		$ 700,000		$ 700,000